Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
Note
5-Related
Party Transactions
Founder Shares
On September 9, 2020, the Sponsor paid $25,000 to cover certain expenses of the Company in consideration of 10,062,500 Class B ordinary shares, par value $0.0001 (the “Founder Shares”). In December 2020, the Sponsor transferred 30,000 Founder Shares to each of the Company’s directors and 90,000 shares in the aggregate to the Company’s strategic advisors. The Sponsor agreed to forfeit up to 1,312,500 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters, so that the Founder Shares will represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters partially exercised their over-allotment option on January 12, 2021 to purchase an addition of 2,500,000 Units, with the remaining portion of the over-allotment option expiring at the conclusion of the
45-day
option period. As a result of the expiration of the remaining over-allotment option, 687,500 Founder Shares were forfeited.
The initial shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $
12.00
per share (as adjusted for share
sub-divisions,
share dividends, reorganizations, recapitalizations and the like) for any
20
trading days within any
30-trading
day period commencing at least
150
days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Related Party Loans
On September 8, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This Note was non-interest
bearing and payable upon the completion of the Initial Public Offering. On January 12, 2021, the Company borrowed approximately $169,000 under the Note. The Company repaid the Note in full on January 19, 2021. Subsequent to the repayment, the facility was no longer available to the Company.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the
F-40
Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the     Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lenders’ discretion, up to
$1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of March 31, 2023 and December 31, 2022, the Company had no borrowings under the Working Capital Loans.
Accordingly, on January 12, 2023, the Company issued an unsecured promissory note in the total principal amount of up to $
2,160,000
(the “Promissory Note”) to the Sponsor
 for the extension payments
. The Sponsor must fund the initial principal amount of $
720,000
within
two (2) business days
of the date of the Promissory Note. The Promissory Note does no
t bear interest and matures upon closing of the Company’s initial business combination. In the event that the Company does not consummate a business combination, the Promissory Note will be repaid only from amounts remaining outside of the Trust Account, if any. The proceeds of the Promissory Note will be deposited in the Trust Account. Up to $
1,500,000
of the total principal amount of the Promissory Note may be converted, in whole or in part, at the option of the Lender into warrants of the Company at a price of $
1.50
per warrant, which warrants will be identical to the private placement warrants issued to the Sponsor at the time of the initial public offering of the Company. The Company determined that the fair value of the Convertible Promissory Note was par value. As of March 31, 2023 and December 31, 2022, the Company had $
720,000
and $
0
, respectively, borrowings under the Promissory Note.
Administrative Support Agreement
Commencing on the date that the Company’s securities were first listed on the New York Stock Exchange, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to the Company commencing with the closing of the Initial Public Offering. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred approximately $30,000 and $30,000 in expenses in connection with such services for the three months ended March 31, 2023 and 2022, respectively, as reflected in the accompanying condensed consolidated
statements of operations. As of March 31, 2023 and December 31, 2022, there were $110,000 and $80,000 outstanding, respectively, and included in the payable to related party in the accompanying condensed consolidated balance sheets.
In addition, the

Company will reimburse the Sponsor for any
out-of-pocket
expenses incurred in connection with activities on the Company’s behalf. The Company’s board will review all payments that were made by the Sponsor, officers, directors of the Company or their affiliates and will determine which expenses will be reimbursed. There is no cap or ceiling on the reimbursement of out-of-pocket
expenses incurred by such persons in connection with activities on behalf of the Company. For the three months ended March 31, 2023 and 2022, the Company recorded approximately $
42,000
and $
0
, respectively, in expenses in connection with compliance services with the related party. As of March 31, 2023 and December 31, 2022, there were approximately $
232,000
and $
177,000
, respectively, of outstanding related party accrued expenses, as reflected in the accompanying condensed consolidated balance sheets.
Accounts Payable
As of March 31
, 2023 and December 31, 2022, $
727,324 and $363,744, respectively, are amount to an affiliate of the Sponsor for payments made on the Company’s behalf. These amounts are included in the accounts payable, as reflected in the accompanying condensed consolidated balance sheets.

Note
5-Related
Party Transactions
Founder Shares
On September 9, 2020, the Sponsor paid $25,000 to cover certain expenses of the Company in consideration of 10,062,500 Class B ordinary shares, par value $0.0001 (the “Founder Shares”). In December 2020, the Sponsor transferred 30,000 Founder Shares to each of the Company’s directors and 90,000 shares in the aggregate to the Company’s strategic advisors. The Sponsor agreed to forfeit up to 1,312,500 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters, so that the Founder Shares will represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters partially exercised their over-allotment option on January 12, 2021 to purchase an addition of 2,500,000 Units, with the remaining portion of the over-allotment option expiring at the conclusion of the
45-day
option period. As a result of the expiration of the remaining over-allotment option, 687,500 Founder Shares were forfeited.

The initial shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $
12.00
 per share (as adjusted for share
sub-divisions,
share dividends, reorganizations, recapitalizations and the like) for any
20
 trading days within any
30
-trading
day period commencing at least
150
 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Related Party Loans
On September 8, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This Note was non-interest
bearing and payable upon the completion of the Initial Public Offering. On January 12, 2021, the Company borrowed approximately $169,000 under the Note. The Company repaid the Note in full on January 19, 2021. Subsequent to the repayment, the facility was no longer available to the Company.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lenders’ discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2022 and 2021, the Company had no borrowings under the Working Capital Loans.
Administrative Support Agreement
Commencing on the date that the Company’s securities were first listed on the New York Stock Exchange, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to the Company commencing with the closing of the Initial Public Offering. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred approximately $120,000 and $116,000 in expenses in connection with such services for the years ended December 31, 2022 and 2021, respectively, as reflected in the accompanying statements of operations. As of December 31, 2022 and 2021, there were $80,000 and $0 outstanding, respectively, and included in the payable to related party in the accompanying balance sheets.
In addition, the Company will reimburse the Sponsor for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf. The Company’s board will review all payments that were made by the Sponsor, officers, directors of the Company or their affiliates and will determine which expenses will be reimbursed. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on behalf of the Company. For the years ended December 31, 2022 and 2021, the Company recorded approximately $249,000 and $200,000, respectively, in expenses in connection with compliance services with the related party. As of December 31, 2022 and 2021, there were approximately $
177,000
and $0, respectively, of outstanding related party accrued expenses, as reflected in the accompanying balance sheets.